Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Master Trust [Line Items]
Fair Value Measurements

4. Fair Value Measurements
ASC 820, Fair Value Measurement, establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets.
Level 2 – Inputs to the valuation methodology include
•quoted prices for similar assets or liabilities in active markets;
•quoted prices for identical or similar assets or liabilities in inactive markets;
•inputs other than quoted prices that are observable for the asset or liability;
•inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specific (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.
Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
The following is a description of the valuation methodologies used for the investments measured at fair value:
Cash and cash equivalents include short-term investment funds, primarily in diversified portfolios of investment grade money market instruments, and are valued using quoted market prices or other valuation methods. The carrying value of cash equivalents approximates fair value due to the short-term nature of these investments.
Investments in securities traded on national and foreign securities exchanges are valued by the custodian at the last reported sale prices on the last business day of the year or, if no sales were reported on that date, at the last reported bid prices.
Government obligations, corporate bonds, international bonds and asset-backed securities are valued using matrix prices with input from independent third-party valuation sources. Over-the-counter securities are valued at the bid and ask prices or the average of the bid and ask prices on the last business day of the year from published sources or, if not available, from other sources considered reliable such as multiple broker quotes.
Commingled funds not traded on national exchanges are valued by the custodian or fund administrator at their NAV. Commingled funds held by third-party custodians appointed by the fund managers provide the fund managers with a NAV. The fund managers have the responsibility for providing this information to the custodian of the respective plan. Commingled funds for which fair value is measured using the NAV per share as a practical expedient are not leveled within the fair value hierarchy and are included as a component of the total investments in the Master Trust.
The accounting records of the Master Trust is maintained in U.S. dollars. Foreign currency denominated assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange at the end of each accounting period, with the impact of fluctuations in foreign exchange rates reflected as an unrealized gain or loss in the fair value of the investments.
The following table sets forth by level, within the fair value hierarchy, the Master Trust's assets measured at fair value as of December 31, 2025 (in thousands):

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Investments
Cash and cash equivalents	$3	$20,493	$—	$20,496
Verizon common stock	3,782,978	—	—	3,782,978
Mutual funds
U.S. fixed income	118,070	—	—	118,070
U.S. small cap	469,276	—	—	469,276
International equity	279,839	—	—	279,839
Global fixed income	111,354	—	—	111,354
Equity
International equity	3,160,526	78	—	3,160,604
U.S. equity	3,122,223	20,994	—	3,143,217
Fixed income
U.S. bonds	—	1,270,384	—	1,270,384
U.S. treasuries and agencies	2,132,885	957,812	—	3,090,697
Asset-backed securities	—	122,876	—	122,876
International bonds	—	677,709	—	677,709
Convertible securities	168	5,192	—	5,360
Other - Derivatives	1,786	32,010	—	33,796
Total investments in the fair value hierarchy	13,179,108	3,107,548	—	16,286,656
Investments measured at NAV				24,788,347
Total investments at fair value	$13,179,108	$3,107,548	$—	$41,075,003
The following table sets forth by level, within the fair value hierarchy, the Master Trust's assets measured at fair value as of December 31, 2024 (in thousands):

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Investments
Cash and cash equivalents	$352	$27,688	$—	$28,040
Verizon common stock	3,871,715	—	—	3,871,715
Mutual funds
U.S. fixed income	118,679	—	—	118,679
U.S. small cap	476,659	—	—	476,659
International equity	211,084	—	—	211,084
Global fixed income	115,919	—	—	115,919
Equity
International equity	3,116,277	30	—	3,116,307
U.S. equity	6,645,599	175,106	—	6,820,705
Fixed income
U.S. bonds	—	1,199,279	—	1,199,279
U.S. treasuries and agencies	1,970,561	722,668	—	2,693,229
Asset-backed securities	—	140,931	—	140,931
International bonds	—	694,584	—	694,584
Convertible securities	533	8,080	—	8,613
Other - Derivatives	3,022	19,137	—	22,159
Total investments in the fair value hierarchy	16,530,400	2,987,503	—	19,517,903
Investments measured at NAV				18,769,801
Total investments at fair value	$16,530,400	$2,987,503	$—	$38,287,704